LOANS PAYABLE (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes payable				$ 0	$ 235,308
Interest rate					8.00%
Repayment of loan	$ 235,308		$ 235,308	$ 235,308
Accrued interest	$ 24,654